Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 394,682	$ 429,888
Work in progress	824,360	620,575
Finished goods	218,594	235,941
Total Inventories	$ 1,437,636	$ 1,286,404